Note 1 - Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
Note
1.
Organization and Nature of Business

Towerstream Corporation (referred to as “Towerstream” or the “Company”) was incorporated in Delaware in
December 1999.
During its
first
decade of operations, the Company's business activities were focused on delivering fixed wireless broadband services to commercial customers over a wireless network transmitting over both regulated and unregulated radio spectrum. The Company's fixed wireless service supports bandwidth on demand, wireless redundancy, virtual private networks, disaster recovery, bundled data and video services. The Company provides services to business customers in New York City, Boston, Chicago, Los Angeles, San Francisco, Seattle, Miami, Dallas-Fort Worth, Houston, Philadelphia, Las Vegas-Reno and Providence-Newport. The Company's “Fixed Wireless” business has historically grown both organically and through the acquisition of five
other fixed wireless broadband providers in various markets.

In
January 2013,
the Company incorporated a wholly-owned subsidiary, Hetnets Tower Corporation (“Hetnets”), to operate a new business designed to leverage its fixed wireless network in urban markets to provide other wireless technology solutions and services. Hetnets built a carrier-class network which offered a shared wireless infrastructure platform, primarily for (i) co-location of customer owned antenna and related equipment and (ii) Wi-Fi access and offloading. The Company referred to this as its “Shared Wireless Infrastructure” or “Shared Wireless” business. During the fourth
quarter of
2015,
the Company determined to exit this business and curtailed activities in its smaller markets. The remaining network, located in New York City, was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth
quarter of
2015
and into the
first
quarter of
2016
to sell the New York City network.

On
March 9, 2016,
the Company completed a sale and transfer of certain assets pursuant to an Asset Purchase Agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the Wi-Fi access points and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into an agreement under which the Company provides backhaul services to the Buyer. The agreement is for a three
-year period with
two
one
-year renewals and is cancellable by the Buyer on
sixty
days’ notice. During the
first
quarter of
2016,
the Company determined that it would
not
be able to sell the remainder of the New York City network, and accordingly, all remaining assets were redeployed into the fixed wireless network or written off. The operating results and cash flows for Hetnets have been reclassified and presented as discontinued operating results for all periods presented in these condensed consolidated financial statements.

Note
1
-
Organization and Nature of Business

Towerstream Corporation (referred to as “Towerstream” or the “Company”) was incorporated in Delaware in
December 1999.
During its
first
decade of operations, the Company’s business activities were focused on delivering fixed wireless broadband services to commercial customers over a wireless network transmitting over both licensed and unlicensed radio spectrum. The Company’s fixed wireless service supports bandwidth on demand, wireless redundancy, virtual private networks, disaster recovery, bundled data and video services. The Company provides services to business customers in New York City, Boston, Chicago, Los Angeles, San Francisco, Seattle, Miami, Dallas-Fort Worth, Houston, Philadelphia, Las Vegas-Reno and Providence-Newport. The Company’s “Fixed Wireless" business has historically grown both organically and through the acquisition of five
other fixed wireless broadband providers in various markets.

In
January 2013,
the Company incorporated a wholly-owned subsidiary, Hetnets Tower Corporation (“Hetnets”), to operate a new business designed to leverage its fixed wireless network in urban markets to provide other wireless technology solutions and services. Hetnets built a carrier-class network which offered a shared wireless infrastructure platform, primarily for (i) co-location of customer owned antenna and related equipment and (ii) Wi-Fi access and offloading. The Company referred to this as its “Shared Wireless Infrastructure” or “Shared Wireless” business. During the fourth
quarter of
2015,
the Company determined to exit this business and curtailed activities in its smaller markets. The remaining network, located in New York City (or “NYC”), was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth
quarter of
2015
and continuing into the
first
quarter of
2016
to sell the NYC network.

On
March 9, 2016,
the Company completed a sale and transfer of certain assets pursuant to an asset purchase agreement (the “Agreement”) with a large cable company (the “Buyer”). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the Wi-Fi access points and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into an agreement under which the Company provides backhaul services to the Buyer. The Agreement is for a three
-year period with
two
one
-year renewals and is cancellable by the Buyer on
sixty
days’ notice. During the
first
quarter of
2016,
the Company determined that it would
not
be able to sell the remainder of the NYC network, and accordingly, all remaining assets were reployed into the fixed wireless network or written off. The operating results and cash flows for Hetnets have been presented as discontinued operating results in these consolidated financial statements. Assets associated with the New York City network were presented as Assets Held for Sale as of
December 31, 2015.